Debt - Summary of Debt (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Current portion of long-term debt	$ 16,460	$ 9,856
Long-term:
Long-term debt	357,025	345,625
Borrowings	373,485	355,481	$ 329,218
Lease liabilities [member]
Current:
Current portion of long-term debt	7,990	6,506
Long-term:
Long-term debt	11,107	7,604
Secured equipment loans [member]
Current:
Current portion of long-term debt	6,626	3,350
Long-term:
Long-term debt	18,746	6,338
Senior Secured Notes [member]
Long-term:
Long-term debt	317,728	$ 331,683
Lease related obligations [Member]
Current:
Current portion of long-term debt	1,844
Long-term:
Long-term debt	$ 9,444